CORRESPONDENCE FILING VIA EDGAR


January 22, 2008

William J. Kotapish, Esq.
Chief, Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

   RE: SEPARATE ACCOUNT I OF INTEGRITY LIFE INSURANCE COMPANY
       RESPONSE TO SEC COMMENTS ON AMENDMENT NUMBER 30 TO REGISTRATION STATEMENT FILE NUMBERS 033-56654 AND 811-04844, FILED ON DECEMBER 5, 2007

Dear Mr. Kotapish:

This letter is in response to comments from the Securities and Exchange Commission (Commission) staff (Staff) received on January 14, 2008, on Post-Effective Amendment Number 30 to the above referenced registration statement of Integrity Life Insurance Company (Integrity). The Staff's comments are restated below and each one has been addressed.

1. Explain why it is appropriate to make this filing as a post-effective amendment instead of a new registration statement. This contract is being filed in the existing registration statement in accordance with the Staff's position in its Industry Comment Letter dated November 3, 1995 (1995 Letter). Comment number 4 of the 1995 Letter provides that multiple prospectuses may be combined in a single registration statement when the prospectuses describe contracts that are essentially identical; for example, where the prospectuses describe both the original and enhanced version of the same contract during the period that the insurance company seeks approval for the enhanced version from state insurance departments. The GrandMaster flex contract is an enhanced version of the GrandMaster flex3 contract, using the same contract form. Other than those items previously identified as being different, every other feature, cost and benefit in the enhanced contract is the same as the original version. The Registrant will replace GrandMaster flex3 with GrandMaster flex as the necessary approvals are received from the state departments of insurance. The Registrants will not offer the GrandMaster flex3 and the GrandMaster flex in the same state at the same time.

2. On the cover page, you refer to a contract offered with lower expenses that is otherwise substantially similar to this one. Is this contract registered under the same '33 Act number? If so, why is that appropriate? Yes. Registration of the contract within the same registration statement is appropriate under the 1995 Letter when the same contract that is sold through different distribution channels. In this situation, the lower expense contract is offered in the fee planner distribution channel, while the higher expense contract is offered in the broker-dealer distribution channel.

3. On the cover page, you state that all terms, conditions, benefits, programs, features and Investment Options are not available or approved for use in every state. Any terms, conditions, benefits, programs, features and Investment Options that are not available or approved for use must be specified in the prospectus. Done. The general disclosure has been removed from the cover page and all specific state differences in the contract are now noted in the prospectus. See pages GMI-27 of the revised redlined prospectus filed as Addendum 1 to this letter (Revised Prospectus).

4. Maximum charges must be included in the Separate Account Annual Expenses Table. Done. See page GMI-7 of the Revised Prospectus.

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

5. Confirm that the Acquired Fund Fees and Expenses amounts are from the most recent fiscal year. The Acquired Fund Fees and Expenses are the amounts reported by the fund companies from their most recent fiscal year ends available.

6. Confirm that the minimum and maximum total annual portfolio operating expenses include the acquired fund fees and expenses. The minimum and maximum total annual portfolio operating expenses include the acquired fund fees and expenses.

7. Clarify whether the waivers discussed in footnote 11 to the Total Annual Portfolio Operating Expenses table are included in the Total Annual Expenses column of the table. The waivers discussed in footnote 11 to the Total Annual Portfolio Operating Expenses table are not included in the total annual expenses column of the table. That column provides the total annual expenses gross of any waivers or reimbursements.

8. Explain how you arrived at the amounts stated in footnote 13 to the Total Annual Portfolio Operating Expenses table. The information in footnote 13 was provided by the fund company. The following table explains how the information in footnote 13 reduces the gross annual portfolio operating expenses of the Van Kampen UIF portfolios:

--------------------- --------------- ------------------------------------------ ---------------------------------------
VAN KAMPEN UIF        GROSS EXPENSES  INFORMATION IN FOOTNOTE 13                 NET EXPENSES AND HOW CALCULATED FROM
PORTFOLIO                                                                        INFORMATION IN FOOTNOTE 13
--------------------- --------------- ------------------------------------------ ---------------------------------------
Emerging Markets          1.45%       Expense Cap of 1.35% by advisor            1.15% - Waiver of 0.30% reduces
Debt                                                                             expenses to 1.15%; Expense Cap is not
                                      Waiver of 0.30% of the 12b-1 by            triggered
                                      distributor
--------------------- --------------- ------------------------------------------ ---------------------------------------
Emerging Markets          1.98%       Expense Cap of 1.65% by advisor            1.65% - Waiver of 0.30% reduces
Equity                                                                           expenses to 1.68%; Expense Cap is
                                      Waiver of 0.30% of the 12b-1 by            triggered, bringing net down to 1.65%
                                      distributor
--------------------- --------------- ------------------------------------------ ---------------------------------------
U.S. Real Estate          1.36%       Waiver of 0.10% of the 12b-1 by            1.26% - Waiver of 0.10% reduces
                                      distributor                                expenses to 1.26%
--------------------- --------------- ------------------------------------------ ---------------------------------------

9. Rearrange examples so that the highest expense example appears first. Done. See pages GMI-10 and GMI-11 of Revised Prospectus.

10. In the section of the prospectus titled "Your Right to Revoke," clarify that you will return the greater of the amount required by state law or the Account Value. Our process is to return the Account Value, unless required by state law to refund the contribution amount. In those states, we abide by state insurance law and refund the contribution, which may be greater or less than the Account Value. Thus, we respectfully submit that no change is required in the disclosure.

11. In the section of the prospectus titled "Your Right to Revoke," clarify the reference to Part 4. Done. See page GMI-13 of Revised Prospectus.

12. In the section of the prospectus titled "Your Right to Revoke," clarify whether the contract must be postmarked or received within the free look period. Done. See page GMI-13 of Revised Prospectus.

13. In the section of the prospectus titled "Guaranteed Return Options," add the minimum rate. The minimum interest rate is regulated by state insurance law. It varies among the states, and many states have adopted legislation allowing insurers to issue contracts at a minimum interest rate determined by an index. This indexing method results in minimum rates that vary at different points in time.

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     Therefore, we are unable to provide an accurate and meaningful minimum interest rate for the Guaranteed Return Options in the prospectus. See page GMI-24, first paragraph under Guaranteed Return Options, which contains an enhanced disclosure.

14. In the section of the prospectus titled "Hardship Waiver," correct a typo. Done. See page GMI-27 of Revised Prospectus.

15. In the section of the prospectus titled "How We Determine Unit Value," correct a typo. Done. See page GMI-29 of Revised Prospectus.

16. In the section of the prospectus titled "Guaranteed Lifetime Income Advantage Rider," disclose that in certain circumstances, purchasing the rider may not be in the contract owner's best interest and specify the circumstances. Done. See page GMI-42 of Revised Prospectus.

17. In the section of the prospectus titled "Guaranteed Lifetime Income Advantage Rider," explain why the benefit is also referred to as a guaranteed lifetime withdrawal benefit. Guaranteed lifetime withdrawal benefit is the type of living benefit. The rider itself is labeled as a guaranteed lifetime withdrawal benefit. Guaranteed Lifetime Income Advantage is the marketing name used by Integrity to market the benefit. This is analogous to the variable annuity being marketed as the GrandMaster flex. A change has been made in the Revised Prospectus to try to reduce uncertainty. See page GMI-36 of Revised Prospectus.

18. In the section of the prospectus titled "Guaranteed Lifetime Income Advantage Rider," consider bolding the statement that if a spousal annuitant is removed, the rider charge is not reduced. Done. See page GMI-42 of Revised Prospectus.

19. In the section of the prospectus titled "Guaranteed Lifetime Income Advantage Rider," remove the reference to the Guaranteed Minimum Accumulation Benefit. Done. See page GMI-42 of Revised Prospectus.

20. Confirm that the section of the prospectus titled "Tax Aspects of the Contract" is up to date. The section of the prospectus titled "Tax Aspects of the Contract" is up to date.

21. Provide more detail about how the values $790.13 and $727.04, which appear in Appendix B of the prospectus, are calculated. Done. See pages GMI-82 and GMI-83 of Revised Prospectus. The factor of (1-.05) is the mathematical solution to an infinite series of calculations that are used to charge withdrawal charges on the withdrawal charge amount that is subtracted from the Account Value when taking a partial withdrawal. I have also added additional disclosure on page GMI-27 in the section titled "Withdrawal Charges."

22. In Appendix C of the prospectus, correct a typo in the heading. Done. See page GMI-84 of Revised Prospectus.

23. In Appendix C of the prospectus, add footnotes to explain the calculation of all changes in the values in the examples. Footnotes reflecting all of the changes in values have been added. In light of the greater amount of detail in each example, we reduced the total number of examples from 4 to
     2. See pages GMI-84 to GMI-89 of Revised Prospectus.

24. In Appendix C of the prospectus, clarify the application of withdrawal charges. Done. See pages GMI-84 to GMI-89 of Revised Prospectus, where I have addressed withdrawal charges in the assumptions.

25. In Appendix C of the prospectus, example 4, footnote B, correct this footnote. Done. See page GMI-89 of Revised Prospectus; example 4 is now example 2.

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

26. In Appendix C of the prospectus, consider redefining LPA. Done. See page GMI-84 of Revised Prospectus.

27. In Appendix C of the prospectus, examples 1 and 2, correct a rounding error. See page GMI-84 of Revised Prospectus. Example 1 was eliminated and example 2 is now example 1.

Registrants will file the items contained in Addendum 1 to this letter under
Section 485(b) of the Act on or about February 14, 2008, subject to any additional comments the Staff may have. We hope these responses address the Staff's concerns.

In connection with the forgoing we acknowledge that: (i) Integrity is responsible for the adequacy and accuracy of the disclosure in its registration statements; (ii) the comments of the Commission's staff, or changes to disclosures in the registration statements in response to the comments of the Commission's staff does not foreclose the Commission from taking any action with respect to the registration statements; and (iii) Integrity may not assert the comments of the Commission's staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there are any questions, please do not hesitate to call me at 513-629-1854.

                                              Sincerely,
                                              \s\ Rhonda S. Malone
                                              Associate Counsel - Securities
                                              Western & Southern Financial Group

Copy:    Alison T. White, Esq. with enclosure via overnight mail
         Michael Berenson, Esq. via electronic mail

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